Subsequent events - Executive Resignation (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended			12 Months Ended
	May 02, 2022	Aug. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units
Subsequent Event [Line Items]
Unvested awards (in shares)			19,825,356	29,688,009		29,688,009	0
Grants in period (in shares)			9,172,637			29,763,009
Chief Executive Officer | Restricted Stock Units
Subsequent Event [Line Items]
Grants in period (in shares)			923,695	4,000,000	4,000,000	923,695
President | Restricted Stock Units
Subsequent Event [Line Items]
Grants in period (in shares)			742,972	2,750,000	2,750,000	742,972
Executives | Restricted Stock Units
Subsequent Event [Line Items]
Grants in period (in shares)		10,500,000
Subsequent Event
Subsequent Event [Line Items]
Escrow Deposits for Covenants Satisfaction	$ 3.3